Condensed Consolidated Balance Sheets (Parenthetical) - ₩ / shares	Mar. 31, 2023	Dec. 31, 2022
Common Stock, Par or Stated Value Per Share	₩ 10,000	₩ 10,000
Common Stock, Shares Authorized	200,000,000	200,000,000
Common Stock, Shares, Issued	2,477,672	2,477,672
Common Stock, Shares, Outstanding	2,477,672	2,477,672